Equity - Translation Differences Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	€ (21,279)	€ (20,686)	€ (20,723)
Telefónica Móviles Argentina, S.A. Telecommunications service provider
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	€ 1,107	€ 2,006